UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

Fidelity® Strategic Advisers®

Mid Cap Value Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 26, 2007 to June 30, 2007). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value June 30, 2007	Expenses Paid During Period
Initial Class
Actual	$ 1,000.00	$ 995.00	$ 1.62 B
Hypothetical A	$ 1,000.00	$ 1,020.33	$ 4.51 C
Investor Class
Actual	$ 1,000.00	$ 995.00	$ 1.89 B
Hypothetical A	$ 1,000.00	$ 1,019.59	$ 5.26 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 66/365 (to reflect the period April 26, 2007 to June 30, 2007).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.90%
Investor Class	1.05%

Semiannual Report

Fidelity Strategic Advisers Mid Cap Value Portfolio

Investment Summary

Top Ten Stocks as of June 30, 2007
% of fund's net assets
Brown-Forman Corp. Class B (non-vtg.)	1.7
SUPERVALU, Inc.	1.3
Assurant, Inc.	1.2
Fortune Brands, Inc.	1.2
American Electric Power Co., Inc.	1.2
Coventry Health Care, Inc.	1.2
Clear Channel Communications, Inc.	1.1
Tiffany & Co., Inc.	1.1
FirstEnergy Corp.	1.1
Zions Bancorp	1.1
12.2
Top Five Market Sectors as of June 30, 2007
% of fund's net assets
Financials	24.6
Consumer Discretionary	19.3
Utilities	11.9
Industrials	8.9
Consumer Staples	7.9
Asset Allocation (% of fund's net assets)
As of June 30, 2007 *
Stocks 96.4%
Short-Term Investments and Net Other Assets 3.6%
* Foreign investments	6.0%

Semiannual Report

Fidelity Strategic Advisers Mid Cap Value Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 19.3%
Distributors - 0.7%
Genuine Parts Co.	930	$ 46,128
Hotels, Restaurants & Leisure - 3.2%
Burger King Holdings, Inc.	2,460	64,796
Hilton Hotels Corp.	1,570	52,548
International Game Technology	680	26,996
Marriott International, Inc. Class A	990	42,808
Vail Resorts, Inc. (a)	650	39,566
		226,714
Household Durables - 2.1%
Fortune Brands, Inc.	1,020	84,017
Jarden Corp. (a)	1,390	59,784
		143,801
Internet & Catalog Retail - 0.6%
Liberty Media Corp. New - Interactive Series A (a)	1,990	44,437
Media - 3.6%
Cablevision Systems Corp. - NY Group Class A	1,280	46,323
Clear Channel Communications, Inc.	2,070	78,287
Clear Channel Outdoor Holding, Inc. Class A (a)	1,160	32,874
Grupo Televisa SA de CV (CPO) sponsored ADR	1,100	30,371
Regal Entertainment Group Class A	900	19,737
Washington Post Co. Class B	60	46,565
		254,157
Multiline Retail - 0.4%
JCPenney Co., Inc.	400	28,952
Specialty Retail - 7.2%
Abercrombie & Fitch Co. Class A	850	62,033
AutoNation, Inc. (a)	900	20,196
AutoZone, Inc. (a)	520	71,042
Bed Bath & Beyond, Inc. (a)	1,920	69,101
Limited Brands, Inc.	2,120	58,194
Sherwin-Williams Co.	460	30,576
Staples, Inc.	2,720	64,546
Tiffany & Co., Inc.	1,470	77,998
TJX Companies, Inc.	1,750	48,125
		501,811
Textiles, Apparel & Luxury Goods - 1.5%
Columbia Sportswear Co.	710	48,763
VF Corp.	610	55,864
		104,627
TOTAL CONSUMER DISCRETIONARY		1,350,627

	Shares	Value
CONSUMER STAPLES - 7.9%
Beverages - 2.5%
Brown-Forman Corp. Class B (non-vtg.)	1,630	$ 119,116
Constellation Brands, Inc. Class A (sub. vtg.)	2,430	59,000
		178,116
Food & Staples Retailing - 2.4%
BJ's Wholesale Club, Inc. (a)	470	16,934
Ruddick Corp.	1,260	37,951
Safeway, Inc.	590	20,078
SUPERVALU, Inc.	1,970	91,250
		166,213
Food Products - 1.6%
Dean Foods Co.	980	31,233
Del Monte Foods Co.	1,710	20,794
Wm. Wrigley Jr. Co.	1,110	61,394
		113,421
Household Products - 0.8%
Clorox Co.	930	57,753
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	880	40,049
TOTAL CONSUMER STAPLES		555,552
ENERGY - 5.3%
Energy Equipment & Services - 0.5%
Unit Corp. (a)	610	38,375
Oil, Gas & Consumable Fuels - 4.8%
Devon Energy Corp.	920	72,027
Helix Energy Solutions Group, Inc. (a)	1,140	45,497
Murphy Oil Corp.	670	39,825
Newfield Exploration Co. (a)	710	32,341
Penn Virginia Corp.	1,220	49,044
Teekay Corp.	610	35,325
Williams Companies, Inc.	1,950	61,659
		335,718
TOTAL ENERGY		374,093
FINANCIALS - 24.6%
Capital Markets - 3.2%
Bear Stearns Companies, Inc.	380	53,200
E*TRADE Financial Corp.	2,050	45,285
Legg Mason, Inc.	570	56,077
Northern Trust Corp.	670	43,041
T. Rowe Price Group, Inc.	540	28,021
		225,624
Commercial Banks - 4.9%
City National Corp.	750	57,068
East West Bancorp, Inc.	810	31,493
M&T Bank Corp.	650	69,485
Synovus Financial Corp.	2,410	73,987
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
United Community Banks, Inc., Georgia	1,430	$ 37,023
Zions Bancorp	1,000	76,910
		345,966
Insurance - 8.1%
Assurant, Inc.	1,460	86,023
Cincinnati Financial Corp.	960	41,664
Everest Re Group Ltd.	640	69,530
Fidelity National Financial, Inc. Class A	1,610	38,157
IPC Holdings Ltd.	1,140	36,811
Loews Corp.	1,400	71,372
Old Republic International Corp.	3,400	72,284
OneBeacon Insurance Group Ltd.	2,080	52,686
Principal Financial Group, Inc.	570	33,225
Protective Life Corp.	620	29,642
W.R. Berkley Corp.	1,140	37,096
		568,490
Real Estate Investment Trusts - 5.1%
Cousins Properties, Inc.	920	26,689
Host Hotels & Resorts, Inc.	1,250	28,900
iStar Financial, Inc.	1,370	60,732
Kimco Realty Corp.	610	23,223
Plum Creek Timber Co., Inc.	670	27,912
PS Business Parks, Inc.	910	57,667
Public Storage	380	29,192
Rayonier, Inc.	1,340	60,488
Vornado Realty Trust	350	38,444
		353,247
Real Estate Management & Development - 1.4%
Brookfield Properties Corp.	2,690	65,394
Forest City Enterprises, Inc. Class A	490	30,125
		95,519
Thrifts & Mortgage Finance - 1.9%
Downey Financial Corp.	590	38,928
Hudson City Bancorp, Inc.	2,380	29,084
MGIC Investment Corp.	260	14,784
People's United Financial, Inc.	2,860	50,708
		133,504
TOTAL FINANCIALS		1,722,350
HEALTH CARE - 5.0%
Health Care Equipment & Supplies - 0.4%
Beckman Coulter, Inc.	430	27,812
Health Care Providers & Services - 3.2%
Community Health Systems, Inc. (a)	980	39,641
Coventry Health Care, Inc. (a)	1,420	81,863
DaVita, Inc. (a)	550	29,634
Henry Schein, Inc. (a)	640	34,195

	Shares	Value
Lincare Holdings, Inc. (a)	520	$ 20,722
Omnicare, Inc.	570	20,554
		226,609
Pharmaceuticals - 1.4%
Biovail Corp.	1,970	50,209
Warner Chilcott Ltd.	2,540	45,949
		96,158
TOTAL HEALTH CARE		350,579
INDUSTRIALS - 8.9%
Aerospace & Defense - 2.4%
Alliant Techsystems, Inc. (a)	680	67,422
Armor Holdings, Inc. (a)	530	46,041
Spirit AeroSystems Holdings, Inc. Class A	1,500	54,075
		167,538
Building Products - 0.9%
American Standard Companies, Inc.	370	21,823
Owens Corning (a)	1,240	41,701
		63,524
Commercial Services & Supplies - 0.8%
Republic Services, Inc.	1,730	53,007
Electrical Equipment - 0.8%
AMETEK, Inc.	1,420	56,346
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	1,120	52,091
Machinery - 2.9%
Crane Co.	790	35,906
Dover Corp.	1,280	65,472
Harsco Corp.	610	31,720
Oshkosh Truck Co.	1,080	67,954
		201,052
Road & Rail - 0.4%
Norfolk Southern Corp.	590	31,016
TOTAL INDUSTRIALS		624,574
INFORMATION TECHNOLOGY - 3.9%
Computers & Peripherals - 0.9%
NCR Corp. (a)	1,280	67,251
Electronic Equipment & Instruments - 1.5%
Amphenol Corp. Class A	900	32,085
Arrow Electronics, Inc. (a)	1,870	71,864
		103,949
IT Services - 1.0%
Fidelity National Information Services, Inc.	690	37,453
The Western Union Co.	1,610	33,536
		70,989
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.5%
Symantec Corp. (a)	1,670	$ 33,734
TOTAL INFORMATION TECHNOLOGY		275,923
MATERIALS - 6.2%
Chemicals - 2.8%
Albemarle Corp.	1,040	40,071
Lubrizol Corp.	710	45,831
PPG Industries, Inc.	670	50,994
Sigma Aldrich Corp.	1,400	59,738
		196,634
Construction Materials - 0.9%
Florida Rock Industries, Inc.	490	33,075
Vulcan Materials Co.	270	30,926
		64,001
Containers & Packaging - 1.5%
Ball Corp.	1,360	72,311
Temple-Inland, Inc.	530	32,611
		104,922
Metals & Mining - 0.4%
Alcan, Inc.	330	26,920
Paper & Forest Products - 0.6%
Domtar Corp. (a)	3,740	41,738
TOTAL MATERIALS		434,215
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.9%
CenturyTel, Inc.	1,380	67,689
Qwest Communications International, Inc. (a)	6,760	65,572
Windstream Corp.	4,720	69,667
		202,928
UTILITIES - 11.9%
Electric Utilities - 4.9%
American Electric Power Co., Inc.	1,840	82,874
Edison International	1,210	67,905
FirstEnergy Corp.	1,200	77,676
PPL Corp.	1,340	62,699
Westar Energy, Inc.	2,050	49,774
		340,928

	Shares	Value
Gas Utilities - 2.9%
Energen Corp.	810	$ 44,501
ONEOK, Inc.	1,160	58,476
Questar Corp.	940	49,679
UGI Corp.	1,770	48,286
		200,942
Multi-Utilities - 4.1%
CMS Energy Corp.	1,200	20,640
MDU Resources Group, Inc.	1,360	38,134
NiSource, Inc.	1,990	41,213
NSTAR	1,240	40,238
PG&E Corp.	1,380	62,514
SCANA Corp.	1,320	50,543
Xcel Energy, Inc.	1,710	35,004
		288,286
TOTAL UTILITIES		830,156
TOTAL COMMON STOCKS (Cost $6,792,399)		6,720,997
Nonconvertible Preferred Stocks - 0.5%

TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Telephone & Data Systems, Inc. (special)	570	32,804
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $32,067)		32,804
Money Market Funds - 3.5%

SSgA Prime Money Market Fund, 4.99% (b) (Cost $246,951)	246,951	246,951
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $7,071,417)		7,000,752
NET OTHER ASSETS - 0.1%		7,217
NET ASSETS - 100%		$ 7,007,969
Legend
(a) Non-income producing (b) The rate quoted is the daily rate of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,071,417)		$ 7,000,752
Receivable for investments sold		11,603
Receivable for fund shares sold		16,187
Dividends receivable		7,466
Interest receivable		1,872
Total assets		7,037,880

Liabilities
Payable for investments purchased	$ 24,768
Payable for fund shares redeemed	2
Accrued management fee	4,210
Other affiliated payables	931
Total liabilities		29,911

Net Assets		$ 7,007,969
Net Assets consist of:
Paid in capital		$ 7,061,017
Undistributed net investment income		13,565
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,052
Net unrealized appreciation (depreciation) on investments		(70,665)
Net Assets		$ 7,007,969

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($3,317,168 ÷ 333,374 shares)	$ 9.95

Investor Class: Net Asset Value, offering price and redemption price per share ($3,690,801 ÷ 371,019 shares)	$ 9.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	For the period April 26, 2007 (commencement of operations) to June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 17,129
Interest		6,467
Total income		23,596

Expenses
Management fee	$ 8,222
Transfer agent fees	1,093
Accounting fees and expenses	403
Independent trustees' compensation	313
Total expenses		10,031
Net investment income (loss)		13,565
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,050
Foreign currency transactions	2
Total net realized gain (loss)		4,052
Change in net unrealized appreciation (depreciation) on investment securities		(70,665)
Net gain (loss)		(66,613)
Net increase (decrease) in net assets resulting from operations		$ (53,048)

Statement of Changes in Net Assets

For the period April 26, 2007 (commencement of operations) to June 30, 2007 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,565
Net realized gain (loss)	4,052
Change in net unrealized appreciation (depreciation)	(70,665)
Net increase (decrease) in net assets resulting from operations	(53,048)
Share transactions - net increase (decrease)	7,061,017
Total increase (decrease) in net assets	7,007,969

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $13,565)	$ 7,007,969

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Period ended June 30, 2007 E (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	(.07)
Total from investment operations	(.05)
Net asset value, end of period	$ 9.95
Total Return B, C	(.50)%
Ratios to Average Net Assets F
Expenses before reductions	.90% A
Expenses net of fee waivers, if any	.90% A
Expenses net of all reductions	.90% A
Net investment income (loss)	1.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,317
Portfolio turnover rate	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2007 (commencement of operations) to June 30, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Period ended June 30, 2007 E (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	(.07)
Total from investment operations	(.05)
Net asset value, end of period	$ 9.95
Total Return B, C	(.50)%
Ratios to Average Net Assets F
Expenses before reductions	1.05% A
Expenses net of fee waivers, if any	1.05% A
Expenses net of all reductions	1.05% A
Net investment income (loss)	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,691
Portfolio turnover rate	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2007 (commencement of operations) to June 30, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

Fidelity Strategic Advisers Mid Cap Value Portfolio (the Fund) is a fund of Fidelity Rutland Square Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The Fund offers Initial Class shares and Investor Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, if applicable, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 154,861
Unrealized depreciation	(227,541)
Net unrealized appreciation (depreciation)	$ (72,680)
Cost for federal income tax purposes	$ 7,073,432

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,153,425 and $331,583, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of .80% of the Fund's average net assets. In addition, under an expense contract, Strategic Advisers pays certain expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), until June 30, 2010, so that total expenses do not exceed .90% and 1.05% of Initial Class' and Investor Class' average net assets, respectively. For the period ended June 30, 2007, the Fund only accrued management fees, accounting fees, Investor Class' transfer agent fees, a portion of Trustees' compensation and a portion of Initial Class' transfer agent fees. The Fund did not accrue custody fees, audit fees, legal fees and other miscellaneous expenses during the period.

Sub-Adviser. J.P. Morgan Investment Management, Inc. (JPMIM), serves as sub-adviser for the Fund. JPMIM provides discretionary investment advisory services to the Fund and is paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .07% and .18% of average net assets for the Initial Class and Investor Class, respectively. Under the expense contract, the Initial Class and Investor Class paid transfer agent fees at an annual rate of .03% and .18%, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Initial Class	$ 154.03
Investor Class	939.18
	$ 1,093

* Annualized

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

6. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Six months ended June 30, 2007 A	Six months ended June 30, 2007 A
Initial Class
Shares sold	335,996	$ 3,370,202
Shares redeemed	(2,622)	(26,402)
Net increase (decrease)	333,374	$ 3,343,800
Investor Class
Shares sold	373,386	$ 3,740,934
Shares redeemed	(2,367)	(23,717)
Net increase (decrease)	371,019	$ 3,717,217

A For the period April 26, 2007 (commencement of operations) to June 30, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Advisers Mid Cap Value Portfolio

On March 8, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered the range of information that it considered appropriate.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by each fund in its prospectus and other public disclosures, may choose to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic), and the sub-adviser, JPMorgan, (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objectives and disciplines.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technical research, computer modeling, and the Investment Advisers' approach to managing the funds. The Board considered the sub-adviser's track record in managing similar funds and accounts, particularly those managed by each fund's portfolio managers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by Strategic and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping for the fund. The Board also considered the nature and extent of Strategic's supervision of third-party service providers, principally JPMorgan, custodians and sub-custodians.

The Board noted that the growth of fund assets across the Fidelity complex allows for reinvestment in the development of services designed to enhance the value or convenience of the funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund sponsored by a Fidelity Investments company, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected operating expenses in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is equal to the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also noted that Strategic had contractually agreed to cap expenses for each class of the fund for three years.

Based on its review, the Board concluded that the fund's management fee and total expenses were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts.

Economies of Scale. The Board considered that as the fund is a new fund, it is premature to consider scale economies, and will be until the fund has assets under management.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received additional information regarding similar funds offered by other fund companies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it considered to be material under the circumstances, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

J.P. Morgan Investment Management Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

FILI-MCV-SANN-0807
1.851991.100

Fidelity® Strategic Advisers®

Small Cap Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 27, 2007 to June 30, 2007). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value June 30, 2007	Expenses Paid During Period
Initial Class
Actual	$ 1,000.00	$ 1,007.00	$ 1.70 B
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76 C
Investor Class
Actual	$ 1,000.00	$ 1,007.00	$ 1.97 B
HypotheticalA	$ 1,000.00	$ 1,019.34	$ 5.51 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 65/365 (to reflect the period April 27, 2007 to June 30, 2007).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.95%
Investor Class	1.10%

Semiannual Report

Fidelity Strategic Advisers Small Cap Portfolio

Investment Summary

Top Ten Stocks as of June 30, 2007
% of fund's net assets
EMCOR Group, Inc.	0.4
Arris Group, Inc.	0.4
LandAmerica Financial Group, Inc.	0.4
Ohio Casualty Corp.	0.4
Chemed Corp.	0.4
Deluxe Corp.	0.4
Tenneco, Inc.	0.4
Priceline.com, Inc.	0.4
GrafTech International Ltd.	0.4
Strayer Education, Inc.	0.4
4.0
Top Five Market Sectors as of June 30, 2007
% of fund's net assets
Consumer Discretionary	18.9
Information Technology	18.9
Industrials	17.2
Financials	14.4
Health Care	9.0
Asset Allocation (% of fund's net assets)
As of June 30, 2007 *
Stocks 99.3%
Net Other Assets 0.7%
* Foreign investments	2.9%

Semiannual Report

Fidelity Strategic Advisers Small Cap Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 18.9%
Auto Components - 1.6%
Aftermarket Technology Corp. (a)	300	$ 8,904
American Axle & Manufacturing Holdings, Inc.	1,900	56,278
ArvinMeritor, Inc.	2,900	64,380
Cooper Tire & Rubber Co.	500	13,810
Drew Industries, Inc. (a)	300	9,942
Fuel Systems Solutions, Inc. (a)	100	1,658
GenTek, Inc. (a)	200	7,044
Gentex Corp.	1,500	29,535
Lear Corp. (a)	700	24,927
Modine Manufacturing Co.	300	6,780
Sauer-Danfoss, Inc.	900	26,784
Standard Motor Products, Inc.	300	4,509
Tenneco, Inc. (a)	2,400	84,096
The Goodyear Tire & Rubber Co. (a)	600	20,856
		359,503
Automobiles - 0.1%
Monaco Coach Corp.	500	7,175
Winnebago Industries, Inc.	600	17,712
		24,887
Distributors - 0.0%
Keystone Automotive Industries, Inc. (a)	100	4,137
Diversified Consumer Services - 1.8%
Coinstar, Inc. (a)	1,400	44,072
CPI Corp.	100	6,950
DeVry, Inc.	2,100	71,442
INVESTools, Inc. (a)	300	2,988
ITT Educational Services, Inc. (a)	200	23,476
Jackson Hewitt Tax Service, Inc.	700	19,677
Pre-Paid Legal Services, Inc. (a)	300	19,293
Regis Corp.	1,500	57,375
Service Corp. International	500	6,390
Sotheby's Class A (ltd. vtg.)	600	27,612
Steiner Leisure Ltd. (a)	400	19,648
Stewart Enterprises, Inc. Class A	2,400	18,696
Strayer Education, Inc.	600	79,026
Vertrue, Inc. (a)	100	4,878
		401,523
Hotels, Restaurants & Leisure - 3.1%
AFC Enterprises, Inc. (a)	500	8,645
Ambassadors Group, Inc.	300	10,659
Ameristar Casinos, Inc.	900	31,266
Applebee's International, Inc.	2,000	48,200
Bally Technologies, Inc. (a)	600	15,852
Bob Evans Farms, Inc.	1,900	70,015
Brinker International, Inc.	800	23,416
Buffalo Wild Wings, Inc. (a)	400	16,636
California Pizza Kitchen, Inc. (a)	300	6,444
CBRL Group, Inc.	1,400	59,472
CEC Entertainment, Inc. (a)	1,300	45,760

	Shares	Value
CKE Restaurants, Inc.	2,200	$ 44,154
Darden Restaurants, Inc.	500	21,995
Denny's Corp. (a)	2,000	8,900
Domino's Pizza, Inc.	2,300	42,021
IHOP Corp.	1,100	59,873
Jack in the Box, Inc. (a)	700	49,658
Luby's, Inc. (a)	300	2,898
McCormick & Schmick's Seafood Restaurants (a)	300	7,782
Monarch Casino & Resort, Inc. (a)	300	8,055
O'Charleys, Inc.	400	8,064
Premier Exhibitions, Inc. (a)	200	3,152
Ruby Tuesday, Inc.	700	18,431
Speedway Motorsports, Inc.	100	3,998
Vail Resorts, Inc. (a)	500	30,435
Wendy's International, Inc.	800	29,400
WMS Industries, Inc. (a)	150	4,329
Wyndham Worldwide Corp. (a)	400	14,504
		694,014
Household Durables - 1.5%
American Greetings Corp. Class A	2,600	73,658
Avatar Holdings, Inc. (a)	100	7,694
Blyth, Inc.	1,200	31,896
Champion Enterprises, Inc. (a)	1,600	15,728
CSS Industries, Inc.	100	3,961
Helen of Troy Ltd. (a)	300	8,100
Hooker Furniture Corp.	100	2,244
Kimball International, Inc. Class B	1,000	14,010
La-Z-Boy, Inc.	600	6,876
Leggett & Platt, Inc.	400	8,820
Libbey, Inc.	200	4,314
Newell Rubbermaid, Inc.	100	2,943
Ryland Group, Inc.	500	18,685
Tempur-Pedic International, Inc.	2,600	67,340
Tupperware Brands Corp.	2,300	66,102
Universal Electronics, Inc. (a)	200	7,264
		339,635
Internet & Catalog Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	600	5,658
Blue Nile, Inc. (a)	400	24,160
Expedia, Inc. (a)	1,200	35,148
FTD Group, Inc.	500	9,205
Gaiam, Inc. Class A (a)	200	3,646
GSI Commerce, Inc. (a)	300	6,813
PetMed Express, Inc. (a)	100	1,284
Priceline.com, Inc. (a)	1,200	82,488
Systemax, Inc.	300	6,243
ValueVision Media, Inc. Class A (a)	100	1,132
		175,777
Leisure Equipment & Products - 0.9%
Brunswick Corp.	700	22,841
Hasbro, Inc.	1,000	31,410
JAKKS Pacific, Inc. (a)	500	14,070
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
K2, Inc. (a)	200	$ 3,038
Mattel, Inc.	1,200	30,348
Nautilus, Inc.	600	7,224
Polaris Industries, Inc.	900	48,744
RC2 Corp. (a)	500	20,005
Steinway Musical Instruments, Inc.	100	3,459
Sturm Ruger & Co., Inc. (a)	500	7,760
		188,899
Media - 2.6%
Arbitron, Inc.	1,100	56,683
Belo Corp. Series A	1,800	37,062
Carmike Cinemas, Inc.	100	2,196
Catalina Marketing Corp.	100	3,150
Citadel Broadcasting Corp.	500	3,225
Cox Radio, Inc. Class A (a)	1,900	27,056
Cumulus Media, Inc. Class A (a)	600	5,610
DG FastChannel, Inc. (a)	100	2,038
DreamWorks Animation SKG, Inc. Class A (a)	800	23,072
Entravision Communication Corp. Class A (a)	4,100	42,763
Gemstar-TV Guide International, Inc. (a)	5,100	25,092
Getty Images, Inc. (a)	500	23,905
Global Sources Ltd.	500	11,350
Gray Television, Inc.	100	927
Harris Interactive, Inc. (a)	600	3,210
Idearc, Inc.	800	28,264
Interactive Data Corp.	100	2,678
John Wiley & Sons, Inc. Class A	200	9,658
Journal Communications, Inc. Class A	900	11,709
Knology, Inc. (a)	200	3,474
Lee Enterprises, Inc.	700	14,602
LIN TV Corp. Class A (a)	1,100	20,691
Live Nation, Inc. (a)	800	17,904
Marvel Entertainment, Inc. (a)	1,000	25,480
Mediacom Communications Corp. Class A (a)	2,300	22,287
Meredith Corp.	300	18,480
Nexstar Broadcasting Group, Inc. Class A (a)	100	1,314
R.H. Donnelley Corp.	300	22,734
Regal Entertainment Group Class A	100	2,193
Scholastic Corp. (a)	700	25,158
Sinclair Broadcast Group, Inc. Class A	3,900	55,458
Tribune Co.	369	10,849
Westwood One, Inc.	500	3,595
World Wrestling Entertainment, Inc. Class A	400	6,396
		570,263
Multiline Retail - 0.7%
99 Cents Only Stores (a)	800	10,488

	Shares	Value
Big Lots, Inc. (a)	1,200	$ 35,304
Dillard's, Inc. Class A	500	17,965
Dollar Tree Stores, Inc. (a)	900	39,195
Family Dollar Stores, Inc.	1,000	34,320
Fred's, Inc. Class A	500	6,690
Saks, Inc.	700	14,945
		158,907
Specialty Retail - 4.2%
A.C. Moore Arts & Crafts, Inc. (a)	300	5,883
Aeropostale, Inc. (a)	1,800	75,024
American Eagle Outfitters, Inc.	700	17,962
AnnTaylor Stores Corp. (a)	500	17,710
Asbury Automotive Group, Inc.	2,000	49,900
AutoZone, Inc. (a)	200	27,324
Big 5 Sporting Goods Corp.	100	2,550
Blockbuster, Inc. Class A	2,000	8,620
Books-A-Million, Inc.	400	6,776
Brown Shoe Co., Inc.	700	17,024
Casual Male Retail Group, Inc. (a)	300	3,030
Charming Shoppes, Inc. (a)	1,000	10,830
Conn's, Inc. (a)	100	2,856
CSK Auto Corp. (a)	700	12,880
Dress Barn, Inc. (a)	1,600	32,832
DSW, Inc. Class A (a)	800	27,856
Gamestop Corp. Class A (a)	100	3,910
Genesco, Inc. (a)	800	41,848
Gymboree Corp. (a)	1,600	63,056
Jo-Ann Stores, Inc. (a)	500	14,215
Jos. A. Bank Clothiers, Inc. (a)	200	8,294
Midas, Inc. (a)	300	6,801
Monro Muffler Brake, Inc.	100	3,745
Office Depot, Inc. (a)	400	12,120
Payless ShoeSource, Inc. (a)	1,300	41,015
RadioShack Corp.	1,000	33,140
Rent-A-Center, Inc. (a)	2,900	76,067
Ross Stores, Inc.	900	27,720
Sally Beauty Holdings, Inc. (a)	3,300	29,700
Sherwin-Williams Co.	500	33,235
Shoe Carnival, Inc. (a)	200	5,498
Sonic Automotive, Inc. Class A (sub. vtg.)	1,700	49,249
Stage Stores, Inc.	1,500	31,440
The Buckle, Inc.	1,600	63,040
The Cato Corp. Class A (sub. vtg.)	100	2,194
The Men's Wearhouse, Inc.	600	30,642
The Pep Boys - Manny, Moe & Jack	700	14,112
Tween Brands, Inc. (a)	300	13,380
West Marine, Inc. (a)	200	2,752
Wet Seal, Inc. Class A (a)	1,300	7,813
		934,043
Textiles, Apparel & Luxury Goods - 1.6%
Cherokee, Inc.	100	3,654
Columbia Sportswear Co.	400	27,472
Deckers Outdoor Corp. (a)	600	60,540
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Fossil, Inc. (a)	1,400	$ 41,286
Hanesbrands, Inc. (a)	600	16,218
Kellwood Co.	800	22,496
Liz Claiborne, Inc.	700	26,110
Maidenform Brands, Inc. (a)	400	7,944
Movado Group, Inc.	600	20,244
Oxford Industries, Inc.	300	13,302
Perry Ellis International, Inc. (a)	300	9,651
Phillips-Van Heusen Corp.	100	6,057
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	100	2,920
Steven Madden Ltd.	300	9,828
Stride Rite Corp.	200	4,052
Unifirst Corp.	100	4,405
Warnaco Group, Inc. (a)	600	23,604
Wolverine World Wide, Inc.	2,200	60,962
		360,745
TOTAL CONSUMER DISCRETIONARY		4,212,333
CONSUMER STAPLES - 3.6%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	200	7,870
MGP Ingredients, Inc.	300	5,070
National Beverage Corp.	120	1,381
Pepsi Bottling Group, Inc.	800	26,944
		41,265
Food & Staples Retailing - 0.7%
BJ's Wholesale Club, Inc. (a)	500	18,015
Casey's General Stores, Inc.	700	19,082
Ingles Markets, Inc. Class A	600	20,670
Longs Drug Stores Corp.	600	31,512
Nash-Finch Co.	300	14,850
Performance Food Group Co. (a)	1,500	48,735
Spartan Stores, Inc.	200	6,582
		159,446
Food Products - 0.9%
Cal-Maine Foods, Inc.	300	4,914
Corn Products International, Inc.	100	4,545
Dean Foods Co.	800	25,496
Flowers Foods, Inc.	1,500	50,040
Fresh Del Monte Produce, Inc.	500	12,525
Hain Celestial Group, Inc. (a)	100	2,714
Imperial Sugar Co.	300	9,237
J&J Snack Foods Corp.	100	3,774
Lance, Inc.	100	2,356
Ralcorp Holdings, Inc. (a)	600	32,070
Reddy Ice Holdings, Inc.	300	8,556

	Shares	Value
The J.M. Smucker Co.	400	$ 25,464
Tyson Foods, Inc. Class A	1,000	23,040
		204,731
Household Products - 0.3%
Clorox Co.	500	31,050
Energizer Holdings, Inc. (a)	300	29,880
WD-40 Co.	200	6,574
		67,504
Personal Products - 0.9%
Alberto-Culver Co.	1,100	26,092
Chattem, Inc. (a)	600	38,028
Elizabeth Arden, Inc. (a)	300	7,278
Estee Lauder Companies, Inc. Class A	600	27,306
Mannatech, Inc.	300	4,767
NBTY, Inc. (a)	700	30,240
Nu Skin Enterprises, Inc. Class A	500	8,250
Playtex Products, Inc. (a)	2,400	35,544
Prestige Brands Holdings, Inc. (a)	600	7,788
		185,293
Tobacco - 0.6%
Loews Corp. - Carolina Group	400	30,908
Universal Corp.	1,100	67,012
UST, Inc.	700	37,597
		135,517
TOTAL CONSUMER STAPLES		793,756
ENERGY - 4.5%
Energy Equipment & Services - 1.8%
Atwood Oceanics, Inc. (a)	400	27,448
Dawson Geophysical Co. (a)	100	6,146
ENSCO International, Inc.	100	6,101
Ensign Energy Services, Inc.	100	1,784
Global Industries Ltd. (a)	1,100	29,502
Grey Wolf, Inc. (a)	5,800	47,792
Gulfmark Offshore, Inc. (a)	900	46,098
Hercules Offshore, Inc. (a)	1,300	42,094
Input/Output, Inc. (a)	700	10,927
Lufkin Industries, Inc.	100	6,455
Matrix Service Co. (a)	400	9,940
NATCO Group, Inc. Class A (a)	300	13,812
Newpark Resources, Inc. (a)	400	3,100
Oil States International, Inc. (a)	800	33,072
Parker Drilling Co. (a)	1,200	12,648
Superior Offshore International, Inc.	200	3,640
T-3 Energy Services, Inc. (a)	100	3,345
Tidewater, Inc.	500	35,440
TODCO (a)	400	18,884
Trican Well Service Ltd.	100	2,036
Trico Marine Services, Inc. (a)	300	12,264
Universal Compression Holdings, Inc. (a)	300	21,741
		394,269
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.7%
Alon USA Energy, Inc.	1,100	$ 48,411
Alpha Natural Resources, Inc. (a)	1,200	24,948
Berry Petroleum Co. Class A	1,400	52,752
Cabot Oil & Gas Corp.	100	3,688
Celtic Exploration Ltd. (a)	200	2,724
Continental Resources, Inc.	1,500	24,000
Copano Energy LLC	300	12,801
Delek US Holdings, Inc.	600	15,990
Frontier Oil Corp.	700	30,639
Frontline Ltd.	500	23,189
Galleon Energy, Inc. Class A (a)	400	6,586
General Maritime Corp.	1,100	29,458
Golar LNG Ltd.	100	1,670
Holly Corp.	400	29,676
Jura Energy Corp. (a)	2,600	2,197
Knightsbridge Tankers Ltd.	300	9,153
Mariner Energy, Inc. (a)	1,100	26,675
Markwest Hydrocarbon, Inc.	100	5,743
Meridian Resource Corp. (a)	200	604
Noble Energy, Inc.	300	18,717
Overseas Shipholding Group, Inc.	400	32,560
Petroleum Development Corp. (a)	100	4,748
Petroquest Energy, Inc. (a)	400	5,816
Plains Exploration & Production Co. (a)	200	9,562
Rosetta Resources, Inc. (a)	1,200	25,848
Ship Finance International Ltd. (NY Shares)	400	11,872
Sunoco, Inc.	400	31,872
Teekay Corp.	200	11,582
Tesoro Corp.	600	34,290
TUSK Energy Corp. (a)	1,000	1,859
USEC, Inc. (a)	2,000	43,960
Western Refining, Inc.	300	17,340
		600,930
TOTAL ENERGY		995,199
FINANCIALS - 14.4%
Capital Markets - 0.8%
Apollo Investment Corp.	500	10,760
Ares Capital Corp.	600	10,110
Cohen & Steers, Inc.	400	17,380
GAMCO Investors, Inc. Class A	200	11,210
GFI Group, Inc. (a)	200	14,496
Janus Capital Group, Inc.	1,200	33,408
Knight Capital Group, Inc. Class A (a)	1,100	18,260
MCG Capital Corp.	300	4,806
Piper Jaffray Companies (a)	1,000	55,730
SWS Group, Inc.	300	6,486

	Shares	Value
U.S. Global Investments, Inc. Class A	100	$ 2,267
W.P. Carey & Co. LLC	200	6,290
		191,203
Commercial Banks - 1.1%
Amcore Financial, Inc.	100	2,899
BancorpSouth, Inc.	200	4,892
Central Pacific Financial Corp.	300	9,903
Citizens Banking Corp., Michigan	800	14,640
City Holding Co.	200	7,666
Colonial Bancgroup, Inc.	100	2,497
Comerica, Inc.	600	35,682
FirstMerit Corp.	500	10,465
FNB Corp., Pennsylvania	1,300	21,762
Greater Bay Bancorp	700	19,488
Hanmi Financial Corp.	400	6,824
Huntington Bancshares, Inc.	1,100	25,014
International Bancshares Corp.	110	2,818
National Penn Bancshares, Inc.	300	5,004
Park National Corp.	100	8,479
Preferred Bank, Los Angeles California	100	4,000
SVB Financial Group (a)	800	42,488
TCF Financial Corp.	100	2,780
UMB Financial Corp.	300	11,061
WesBanco, Inc.	100	2,950
		241,312
Consumer Finance - 0.8%
Advance America Cash Advance Centers, Inc.	600	10,644
Advanta Corp. Class B	1,750	54,495
AmeriCredit Corp. (a)	1,100	29,205
Cash America International, Inc.	1,100	43,615
Dollar Financial Corp. (a)	200	5,700
EZCORP, Inc. Class A (a)	500	6,620
World Acceptance Corp. (a)	500	21,365
		171,644
Diversified Financial Services - 0.5%
Asset Acceptance Capital Corp.	300	5,310
Asta Funding, Inc.	300	11,529
International Securities Exchange, Inc. Class A	900	58,815
MarketAxess Holdings, Inc. (a)	300	5,397
Portfolio Recovery Associates, Inc.	400	24,008
Resource America, Inc. Class A	100	2,061
		107,120
Insurance - 6.5%
Affirmative Insurance Holdings, Inc.	100	1,525
Alfa Corp.	200	3,114
Allied World Assurance Co. Holdings Ltd.	300	15,375
AMBAC Financial Group, Inc.	400	34,876
American Equity Investment Life Holding Co.	700	8,456
American Financial Group, Inc.	600	20,490
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
American Physicians Capital, Inc. (a)	300	$ 12,150
Amerisafe, Inc. (a)	300	5,889
Amtrust Financial Services, Inc.	700	13,153
Arch Capital Group Ltd.	100	7,254
Argonaut Group, Inc.	1,100	34,331
Aspen Insurance Holdings Ltd.	1,200	33,684
Assurant, Inc.	600	35,352
Assured Guaranty Ltd.	800	23,648
Bristol West Holdings, Inc.	300	6,711
Cincinnati Financial Corp.	200	8,680
CNA Surety Corp. (a)	800	15,128
Commerce Group, Inc., Massachusetts	800	27,776
Darwin Professional Underwriters, Inc.	100	2,526
Delphi Financial Group, Inc. Class A	1,700	71,094
Donegal Group, Inc. Class A	100	1,490
EMC Insurance Group	100	2,482
Endurance Specialty Holdings Ltd.	400	16,016
FBL Financial Group, Inc. Class A	400	15,728
Fidelity National Financial, Inc. Class A	1,300	30,810
First American Corp., California	500	24,750
FPIC Insurance Group, Inc. (a)	200	8,154
Greenlight Capital Re, Ltd.	100	2,253
Harleysville Group, Inc.	500	16,680
Hilb Rogal & Hobbs Co.	500	21,430
Horace Mann Educators Corp.	1,700	36,108
Infinity Property & Casualty Corp.	1,000	50,730
IPC Holdings Ltd.	1,300	41,977
LandAmerica Financial Group, Inc.	900	86,841
Max Capital Group Ltd.	700	19,810
MBIA, Inc.	500	31,110
Meadowbrook Insurance Group, Inc. (a)	700	7,672
Montpelier Re Holdings Ltd.	1,000	18,540
Nationwide Financial Services, Inc. Class A (sub. vtg.)	500	31,610
Nymagic, Inc.	200	8,040
OdysseyRe Holdings Corp.	300	12,867
Ohio Casualty Corp.	2,000	86,620
Old Republic International Corp.	100	2,126
PartnerRe Ltd.	300	23,250
Philadelphia Consolidated Holdings Corp. (a)	200	8,360
Phoenix Companies, Inc.	3,900	58,539
Platinum Underwriters Holdings Ltd.	800	27,800
ProAssurance Corp. (a)	800	44,536
ProCentury Corp.	400	6,704
PXRE Group Ltd. (a)	400	1,856
Reinsurance Group of America, Inc.	300	18,072
RenaissanceRe Holdings Ltd.	200	12,398
RLI Corp.	1,100	61,545
SAFECO Corp.	500	31,130
Safety Insurance Group, Inc.	200	8,280

	Shares	Value
SeaBright Insurance Holdings, Inc. (a)	400	$ 6,992
Security Capital Assurance Ltd.	400	12,348
Selective Insurance Group, Inc.	1,200	32,256
State Auto Financial Corp.	400	12,260
The Midland Co.	200	9,388
Transatlantic Holdings, Inc.	100	7,113
United America Indemnity Ltd. Class A (a)	1,200	29,844
United Fire & Casualty Co.	200	7,076
Universal American Financial Corp. (a)	100	2,128
Zenith National Insurance Corp.	1,600	75,344
		1,452,275
Real Estate Investment Trusts - 3.0%
Agree Realty Corp.	200	6,250
Alesco Financial, Inc.	700	5,691
Alexandria Real Estate Equities, Inc.	100	9,682
American Home Mortgage Investment Corp.	100	1,838
Anthracite Capital, Inc.	100	1,170
Arbor Realty Trust, Inc.	300	7,743
Ashford Hospitality Trust, Inc.	1,100	12,936
Associated Estates Realty Corp.	100	1,559
Brandywine Realty Trust (SBI)	400	11,432
Capital Trust, Inc. Class A	100	3,414
CBL & Associates Properties, Inc.	400	14,420
Cedar Shopping Centers, Inc.	300	4,305
Colonial Properties Trust (SBI)	100	3,645
Corporate Office Properties Trust (SBI)	200	8,202
Crescent Real Estate Equities Co.	200	4,488
Deerfield Triarc Capital Corp.	200	2,926
DiamondRock Hospitality Co.	900	17,172
Digital Realty Trust, Inc.	600	22,608
EastGroup Properties, Inc.	200	8,764
Entertainment Properties Trust (SBI)	300	16,134
Equity Inns, Inc.	500	11,200
Equity Lifestyle Properties, Inc.	100	5,219
Equity One, Inc.	500	12,775
FelCor Lodging Trust, Inc.	1,000	26,030
First Industrial Realty Trust, Inc.	700	27,132
Glimcher Realty Trust	100	2,500
Gramercy Capital Corp.	200	5,508
Hersha Hospitality Trust	200	2,364
Highland Hospitality Corp.	600	11,520
Highwoods Properties, Inc. (SBI)	500	18,750
Home Properties, Inc.	200	10,386
Inland Real Estate Corp.	1,000	16,980
Innkeepers USA Trust (SBI)	200	3,546
Kite Realty Group Trust	300	5,706
KKR Financial Holdings LLC	400	9,964
LaSalle Hotel Properties (SBI)	200	8,684
Lexington Corporate Properties Trust	500	10,400
LTC Properties, Inc.	200	4,550
Luminent Mortgage Capital, Inc.	200	2,018
Medical Properties Trust, Inc.	100	1,323
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mid-America Apartment Communities, Inc.	200	$ 10,496
National Health Investors, Inc.	100	3,172
National Retail Properties, Inc.	800	17,488
Nationwide Health Properties, Inc.	1,200	32,640
Newcastle Investment Corp.	500	12,535
Omega Healthcare Investors, Inc.	700	11,081
Parkway Properties, Inc.	200	9,606
Pennsylvania (REIT) (SBI)	500	22,165
PS Business Parks, Inc.	200	12,674
RAIT Financial Trust (SBI)	500	13,010
Ramco-Gershenson Properties Trust (SBI)	200	7,186
Realty Income Corp.	900	22,671
Redwood Trust, Inc.	200	9,676
Senior Housing Properties Trust (SBI)	1,100	22,385
Sovran Self Storage, Inc.	200	9,632
Spirit Finance Corp.	500	7,280
Strategic Hotel & Resorts, Inc.	600	13,494
Sunstone Hotel Investors, Inc.	700	19,873
Tanger Factory Outlet Centers, Inc.	500	18,725
Taubman Centers, Inc.	200	9,922
Washington (REIT) (SBI)	300	10,200
Winston Hotels, Inc.	200	3,000
		659,845
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	200	22,700
Stratus Properties, Inc. (a)	100	3,450
		26,150
Thrifts & Mortgage Finance - 1.6%
Astoria Financial Corp.	200	5,008
Corus Bankshares, Inc.	1,100	18,986
Downey Financial Corp.	300	19,794
Farmer Mac Class C (non-vtg.)	200	6,844
First Niagara Financial Group, Inc.	3,300	43,230
FirstFed Financial Corp., Delaware (a)	800	45,384
Franklin Bank Corp.	200	2,980
Hudson City Bancorp, Inc.	1,700	20,774
ITLA Capital Corp.	100	5,212
MAF Bancorp., Inc.	800	43,408
MGIC Investment Corp.	300	17,058
Ocwen Financial Corp. (a)	1,100	14,663
PFF Bancorp, Inc.	100	2,793
Provident Financial Services, Inc.	1,200	18,912
Radian Group, Inc.	300	16,200
The PMI Group, Inc.	600	26,802
TierOne Corp.	300	9,030
Triad Guaranty, Inc. (a)	100	3,993
Washington Federal, Inc.	800	19,448

	Shares	Value
Westfield Financial, Inc.	100	$ 997
WSFS Financial Corp.	100	6,543
		348,059
TOTAL FINANCIALS		3,197,608
HEALTH CARE - 9.0%
Biotechnology - 0.4%
Acorda Therapeutics, Inc. (a)	500	8,530
Alexion Pharmaceuticals, Inc. (a)	200	9,012
Alnylam Pharmaceuticals, Inc. (a)	100	1,519
Array Biopharma, Inc. (a)	200	2,334
CytRx Corp. (a)	800	2,496
Halozyme Therapeutics, Inc. (a)	100	923
Immunomedics, Inc. (a)	1,000	4,150
Indevus Pharmaceuticals, Inc. (a)	100	673
Isis Pharmaceuticals, Inc. (a)	700	6,776
Medarex, Inc. (a)	100	1,429
Myriad Genetics, Inc. (a)	100	3,719
OSI Pharmaceuticals, Inc. (a)	200	7,242
Pharmion Corp. (a)	100	2,895
Regeneron Pharmaceuticals, Inc. (a)	1,300	23,296
		74,994
Health Care Equipment & Supplies - 1.8%
Advanced Medical Optics, Inc. (a)	700	24,416
Align Technology, Inc. (a)	500	12,080
Analogic Corp.	200	14,702
Cholestech Corp. (a)	100	2,199
CONMED Corp. (a)	1,200	35,136
Cynosure, Inc. Class A (a)	100	3,643
Dade Behring Holdings, Inc.	600	31,872
Datascope Corp.	200	7,656
Edwards Lifesciences Corp. (a)	500	24,670
Greatbatch, Inc. (a)	500	16,200
Hologic, Inc. (a)	100	5,531
Immucor, Inc. (a)	2,500	69,925
Integra LifeSciences Holdings Corp. (a)	200	9,884
Kinetic Concepts, Inc. (a)	500	25,985
Mentor Corp.	200	8,136
Meridian Bioscience, Inc.	400	8,664
Quidel Corp. (a)	400	7,024
Steris Corp.	1,600	48,960
TomoTherapy, Inc.	200	4,384
West Pharmaceutical Services, Inc.	900	42,435
		403,502
Health Care Providers & Services - 3.7%
Air Methods Corp. (a)	200	7,334
Alliance Imaging, Inc. (a)	1,000	9,390
American Dental Partners, Inc. (a)	200	5,194
AmerisourceBergen Corp.	600	29,682
Apria Healthcare Group, Inc. (a)	2,400	69,048
Centene Corp. (a)	800	17,136
Chemed Corp.	1,300	86,177
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Community Health Systems, Inc. (a)	500	$ 20,225
Corvel Corp. (a)	200	5,228
Coventry Health Care, Inc. (a)	600	34,590
Cross Country Healthcare, Inc. (a)	200	3,336
Cryolife, Inc.	400	5,204
Emergency Medical Services Corp. Class A (a)	1,000	39,130
Genesis HealthCare Corp. (a)	200	13,684
Hanger Orthopedic Group, Inc. (a)	100	1,080
Health Net, Inc. (a)	500	26,400
HealthExtras, Inc. (a)	600	17,748
Healthspring, Inc. (a)	2,600	49,556
Humana, Inc. (a)	600	36,546
InVentiv Health, Inc. (a)	100	3,661
Kindred Healthcare, Inc. (a)	2,000	61,440
Laboratory Corp. of America Holdings (a)	400	31,304
Landauer, Inc.	100	4,925
LCA-Vision, Inc.	1,100	51,986
LifePoint Hospitals, Inc. (a)	300	11,604
Matria Healthcare, Inc. (a)	100	3,028
Medcath Corp. (a)	500	15,900
Molina Healthcare, Inc. (a)	1,200	36,624
Nighthawk Radiology Holdings, Inc. (a)	200	3,610
Option Care, Inc.	100	1,540
PSS World Medical, Inc. (a)	2,100	38,262
Sierra Health Services, Inc. (a)	100	4,158
Skilled Healthcare Group, Inc.	900	13,959
Sunrise Senior Living, Inc. (a)	1,100	43,989
Wellcare Health Plans, Inc. (a)	300	27,153
		829,831
Health Care Technology - 0.2%
Health Corp. (a)	1,100	15,411
Omnicell, Inc. (a)	600	12,468
Phase Forward, Inc. (a)	700	11,781
		39,660
Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories, Inc. Class A (a)	100	7,557
Bruker BioSciences Corp. (a)	300	2,703
Dionex Corp. (a)	600	42,594
eResearchTechnology, Inc. (a)	100	951
Invitrogen Corp. (a)	400	29,500
PAREXEL International Corp. (a)	500	21,030
PerkinElmer, Inc.	900	23,454
PharmaNet Development Group, Inc. (a)	400	12,752
Varian, Inc. (a)	1,300	71,279
Ventana Medical Systems, Inc. (a)	700	54,089
		265,909

	Shares	Value
Pharmaceuticals - 1.7%
Alpharma, Inc. Class A	1,800	$ 46,818
BioMimetic Therapeutics, Inc.	200	3,126
Bradley Pharmaceuticals, Inc. (a)	400	8,684
Cypress Bioscience, Inc. (a)	500	6,630
Impax Laboratories, Inc. (a)	100	1,200
King Pharmaceuticals, Inc. (a)	1,300	26,598
KV Pharmaceutical Co. Class A (a)	1,400	38,136
MGI Pharma, Inc. (a)	1,400	31,318
Noven Pharmaceuticals, Inc. (a)	400	9,380
Par Pharmaceutical Companies, Inc. (a)	1,800	50,814
Perrigo Co.	3,500	68,530
Pozen, Inc. (a)	400	7,228
Salix Pharmaceuticals Ltd. (a)	200	2,460
Sciele Pharma, Inc. (a)	2,500	58,900
ViroPharma, Inc. (a)	1,500	20,700
		380,522
TOTAL HEALTH CARE		1,994,418
INDUSTRIALS - 17.2%
Aerospace & Defense - 1.3%
AeroVironment, Inc.	100	2,061
Alliant Techsystems, Inc. (a)	200	19,830
Armor Holdings, Inc. (a)	200	17,374
BE Aerospace, Inc. (a)	100	4,130
Ceradyne, Inc. (a)	1,000	73,960
Curtiss-Wright Corp.	1,200	55,932
DRS Technologies, Inc.	100	5,727
Ducommun, Inc. (a)	100	2,573
DynCorp International, Inc. Class A	900	19,791
EDO Corp.	200	6,574
Innovative Solutions & Support, Inc. (a)	300	6,966
Orbital Sciences Corp. (a)	3,100	65,131
United Industrial Corp.	100	5,998
		286,047
Air Freight & Logistics - 0.5%
ABX Air, Inc. (a)	700	5,642
Atlas Air Worldwide Holdings, Inc. (a)	100	5,894
EGL, Inc. (a)	500	23,240
Hub Group, Inc. Class A	2,000	70,320
Pacer International, Inc.	300	7,056
		112,152
Airlines - 0.3%
AMR Corp. (a)	1,000	26,350
Continental Airlines, Inc. Class B (a)	100	3,387
Pinnacle Airlines Corp. (a)	300	5,625
Republic Airways Holdings, Inc. (a)	800	16,280
SkyWest, Inc.	800	19,064
		70,706
Building Products - 0.2%
American Woodmark Corp.	200	6,920
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Apogee Enterprises, Inc.	400	$ 11,128
Builders FirstSource, Inc. (a)	100	1,606
Lennox International, Inc.	300	10,269
Universal Forest Products, Inc.	500	21,130
		51,053
Commercial Services & Supplies - 6.5%
ABM Industries, Inc.	2,300	59,363
ACCO Brands Corp. (a)	2,300	53,015
Administaff, Inc.	1,400	46,886
Bowne & Co., Inc.	400	7,804
CDI Corp.	400	12,880
Cenveo, Inc. (a)	1,200	27,828
Clean Harbors, Inc. (a)	300	14,826
Comfort Systems USA, Inc.	600	8,508
Comsys IT Partners, Inc. (a)	600	13,686
Consolidated Graphics, Inc. (a)	800	55,424
Cornell Companies, Inc. (a)	100	2,456
Deluxe Corp.	2,100	85,281
Diamond Management & Technology Consultants, Inc.	500	6,600
Ennis, Inc.	400	9,408
Exponent, Inc. (a)	400	8,948
First Consulting Group, Inc. (a)	100	950
FTI Consulting, Inc. (a)	400	15,212
Healthcare Services Group, Inc.	100	2,950
Heidrick & Struggles International, Inc. (a)	1,100	56,364
Herman Miller, Inc.	800	25,280
HNI Corp.	200	8,200
Hudson Highland Group, Inc. (a)	400	8,556
IHS, Inc. Class A (a)	600	27,600
IKON Office Solutions, Inc.	5,000	78,050
Interface, Inc. Class A	900	16,974
Kelly Services, Inc. Class A (non-vtg.)	300	8,238
Kforce, Inc. (a)	100	1,598
Knoll, Inc.	2,500	56,000
Korn/Ferry International (a)	2,700	70,902
Labor Ready, Inc. (a)	3,000	69,330
Manpower, Inc.	400	36,896
McGrath RentCorp.	100	3,369
PHH Corp. (a)	1,200	37,452
Pike Electric Corp. (a)	400	8,952
R.R. Donnelley & Sons Co.	900	39,159
Republic Services, Inc.	1,100	33,704
Resources Connection, Inc. (a)	200	6,636
Rollins, Inc.	900	20,493
RSC Holdings, Inc.	1,300	26,000
Spherion Corp. (a)	1,100	10,329
Steelcase, Inc. Class A	1,100	20,350
Taleo Corp. Class A (a)	300	6,759
Team, Inc. (a)	200	8,994

	Shares	Value
Teletech Holdings, Inc. (a)	700	$ 22,736
Tetra Tech, Inc. (a)	2,600	56,030
The Geo Group, Inc. (a)	300	8,730
United Stationers, Inc. (a)	1,000	66,640
Viad Corp.	1,500	63,255
Volt Information Sciences, Inc. (a)	600	11,064
Waste Connections, Inc. (a)	600	18,144
Waste Industries USA, Inc.	100	3,414
Watson Wyatt Worldwide, Inc. Class A	1,500	75,720
		1,443,943
Construction & Engineering - 1.4%
AECOM Technology Corp.	800	19,848
Chicago Bridge & Iron Co. NV (NY Shares)	600	22,644
EMCOR Group, Inc. (a)	1,300	94,771
Granite Construction, Inc.	300	19,254
Infrasource Services, Inc. (a)	2,000	74,200
Integrated Electrical Services, Inc. (a)	200	6,594
Jacobs Engineering Group, Inc. (a)	100	5,751
Perini Corp. (a)	1,100	67,683
Washington Group International, Inc. (a)	100	8,001
		318,746
Electrical Equipment - 1.4%
Acuity Brands, Inc.	700	42,196
AZZ, Inc. (a)	200	6,730
Baldor Electric Co.	100	4,928
Belden CDT, Inc.	700	38,745
EnerSys (a)	500	9,150
Genlyte Group, Inc. (a)	100	7,854
GrafTech International Ltd. (a)	4,800	80,832
II-VI, Inc. (a)	900	24,453
Lamson & Sessions Co. (a)	200	5,314
Thomas & Betts Corp. (a)	400	23,200
Woodward Governor Co.	1,400	75,138
		318,540
Industrial Conglomerates - 0.2%
Sequa Corp. Class A (a)	200	22,400
Teleflex, Inc.	100	8,178
Tredegar Corp.	800	17,040
		47,618
Machinery - 3.5%
Accuride Corp. (a)	600	9,246
AGCO Corp. (a)	200	8,682
American Railcar Industries, Inc.	200	7,800
Ampco-Pittsburgh Corp.	200	8,018
Astec Industries, Inc. (a)	400	16,888
Cascade Corp.	200	15,688
Circor International, Inc.	200	8,086
CLARCOR, Inc.	100	3,743
Columbus McKinnon Corp. (NY Shares) (a)	200	6,440
Cummins, Inc.	500	50,605
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
EnPro Industries, Inc. (a)	100	$ 4,279
FreightCar America, Inc.	100	4,784
Gardner Denver, Inc. (a)	900	38,295
Hardinge, Inc.	100	3,403
Hurco Companies, Inc. (a)	100	4,998
Kadant, Inc. (a)	400	12,480
Kaydon Corp.	1,100	57,332
Manitowoc Co., Inc.	200	16,076
McCoy Corp.	1,100	5,679
Middleby Corp. (a)	900	53,838
Mueller Industries, Inc.	500	17,220
NACCO Industries, Inc. Class A	300	46,647
Navistar International Corp. (a)	300	19,800
Nordson Corp.	700	35,112
Pall Corp.	800	36,792
RBC Bearings, Inc. (a)	300	12,375
Robbins & Myers, Inc.	300	15,939
SPX Corp.	400	35,124
Sun Hydraulics Corp.	100	4,925
Tecumseh Products Co. Class A (non-vtg.) (a)	100	1,571
Tennant Co.	100	3,650
Terex Corp. (a)	200	16,260
Titan International, Inc.	300	9,483
Toro Co.	600	35,334
Valmont Industries, Inc.	900	65,484
Wabash National Corp.	600	8,778
Wabtec Corp.	2,100	76,713
		777,567
Marine - 0.3%
Eagle Bulk Shipping, Inc.	100	2,241
Excel Maritime Carriers Ltd.	200	5,036
Genco Shipping & Trading Ltd.	100	4,126
Horizon Lines, Inc. Class A	1,600	52,416
		63,819
Road & Rail - 0.7%
Avis Budget Group, Inc. (a)	1,000	28,430
Con-way, Inc.	500	25,120
Dollar Thrifty Automotive Group, Inc. (a)	300	12,252
Kansas City Southern	700	26,278
Laidlaw International, Inc.	700	24,185
Landstar System, Inc.	400	19,300
Saia, Inc. (a)	200	5,452
		141,017
Trading Companies & Distributors - 0.8%
Applied Industrial Technologies, Inc.	2,100	61,950
BlueLinx Corp.	300	3,147
Kaman Corp.	200	6,238
UAP Holding Corp.	2,300	69,322

	Shares	Value
W.W. Grainger, Inc.	400	$ 37,220
Watsco, Inc.	100	5,440
		183,317
Transportation Infrastructure - 0.1%
CAI International, Inc.	700	9,226
TOTAL INDUSTRIALS		3,823,751
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 3.1%
3Com Corp. (a)	1,300	5,369
ADC Telecommunications, Inc. (a)	200	3,666
Adtran, Inc.	2,900	75,313
Anaren, Inc. (a)	400	7,044
Andrew Corp. (a)	1,500	21,660
Arris Group, Inc. (a)	5,000	87,950
Avaya, Inc. (a)	1,300	21,892
BigBand Networks, Inc.	100	1,311
C-COR, Inc. (a)	700	9,842
CommScope, Inc. (a)	700	40,845
Comtech Group, Inc. (a)	100	1,651
Comtech Telecommunications Corp. (a)	1,400	64,988
Ditech Networks, Inc. (a)	500	4,095
Dycom Industries, Inc. (a)	1,900	56,962
EMS Technologies, Inc. (a)	300	6,618
Extreme Networks, Inc. (a)	1,700	6,885
Foundry Networks, Inc. (a)	1,700	28,322
Infinera Corp.	600	14,952
InterDigital Communication Corp. (a)	2,100	67,557
Loral Space & Communications Ltd. (a)	300	14,784
NETGEAR, Inc. (a)	1,500	54,375
Network Equipment Technologies, Inc. (a)	400	3,816
Oplink Communications, Inc. (a)	300	4,500
Plantronics, Inc.	700	18,354
Polycom, Inc. (a)	100	3,360
Sonus Networks, Inc. (a)	4,700	40,044
Starent Networks Corp.	400	5,880
UTStarcom, Inc. (a)	2,100	11,781
ViaSat, Inc. (a)	500	16,050
		699,866
Computers & Peripherals - 0.7%
Avid Technology, Inc. (a)	200	7,070
Brocade Communications Systems, Inc. (a)	1,400	10,948
Data Domain, Inc.	200	4,600
Electronics for Imaging, Inc. (a)	1,700	47,974
Emulex Corp. (a)	1,500	32,760
Hypercom Corp. (a)	900	5,319
Novatel Wireless, Inc. (a)	600	15,612
Palm, Inc. (a)	700	11,207
Stratasys, Inc. (a)	200	9,396
Western Digital Corp. (a)	800	15,480
		160,366
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 1.9%
Acacia Research Corp. - Acacia Technologies (a)	700	$ 11,312
Aeroflex, Inc. (a)	600	8,502
Agilysys, Inc.	500	11,250
Arrow Electronics, Inc. (a)	700	26,901
AuthenTec, Inc.	700	7,245
Avnet, Inc. (a)	700	27,748
AVX Corp.	500	8,370
Checkpoint Systems, Inc. (a)	500	12,625
Cognex Corp.	700	15,757
CPI International, Inc.	200	3,966
CTS Corp.	500	6,330
Dolby Laboratories, Inc. Class A (a)	100	3,541
Echelon Corp. (a)	100	1,563
Excel Technology, Inc. (a)	100	2,794
FARO Technologies, Inc. (a)	200	6,372
FLIR Systems, Inc. (a)	200	9,250
Insight Enterprises, Inc. (a)	900	20,313
Littelfuse, Inc. (a)	1,400	47,278
LoJack Corp. (a)	300	6,687
Methode Electronics, Inc. Class A	600	9,390
Mettler-Toledo International, Inc. (a)	300	28,653
MTS Systems Corp.	300	13,401
National Instruments Corp.	300	9,771
OYO Geospace Corp. (a)	100	7,419
Park Electrochemical Corp.	400	11,272
PC Connection, Inc. (a)	300	3,972
Rofin-Sinar Technologies, Inc. (a)	900	62,100
Smart Modular Tech WWH, Inc. (a)	300	4,128
SYNNEX Corp. (a)	100	2,061
Technitrol, Inc.	500	14,335
Tektronix, Inc.	100	3,374
Vishay Intertechnology, Inc. (a)	300	4,746
Zygo Corp. (a)	100	1,429
		413,855
Internet Software & Services - 1.9%
AsiaInfo Holdings, Inc. (a)	700	6,790
Chordiant Software, Inc. (a)	600	9,396
CMGI, Inc. (a)	21,200	41,340
comScore, Inc.	100	2,315
DealerTrack Holdings, Inc. (a)	400	14,736
EarthLink, Inc. (a)	500	3,735
Greenfield Online, Inc. (a)	100	1,591
iMergent, Inc.	200	4,892
Internet Capital Group, Inc. (a)	100	1,240
Interwoven, Inc. (a)	700	9,828
j2 Global Communications, Inc. (a)	1,800	62,820
Limelight Networks, Inc.	540	10,681
Open Text Corp. (a)	1,800	39,439
S1 Corp. (a)	1,200	9,588
SAVVIS, Inc. (a)	300	14,853

	Shares	Value
SonicWALL, Inc. (a)	900	$ 7,731
TechTarget, Inc.	240	3,084
TheStreet.com, Inc.	500	5,440
Travelzoo, Inc. (a)	200	5,318
United Online, Inc.	4,200	69,258
ValueClick, Inc. (a)	1,000	29,460
VeriSign, Inc. (a)	1,100	34,903
Vignette Corp. (a)	500	9,580
Websense, Inc. (a)	800	17,000
		415,018
IT Services - 2.5%
Acxiom Corp.	800	21,160
Alliance Data Systems Corp. (a)	200	15,456
Authorize.Net Holdings, Inc. (a)	700	12,523
Broadridge Financial Solutions, Inc.	800	15,296
Ceridian Corp. (a)	100	3,500
Ciber, Inc. (a)	1,000	8,180
Computer Sciences Corp. (a)	700	41,405
Convergys Corp. (a)	1,000	24,240
Covansys Corp. (a)	1,500	50,895
CSG Systems International, Inc. (a)	2,500	66,275
eFunds Corp. (a)	200	7,058
Fiserv, Inc. (a)	700	39,760
Forrester Research, Inc. (a)	300	8,439
Gartner, Inc. Class A (a)	600	14,754
ManTech International Corp. Class A (a)	1,100	33,913
MPS Group, Inc. (a)	2,800	37,436
NCI, Inc. Class A (a)	200	3,354
Perot Systems Corp. Class A (a)	2,200	37,488
Safeguard Scientifics, Inc. (a)	1,200	3,372
SAIC, Inc.	700	12,649
Sapient Corp. (a)	600	4,638
Sykes Enterprises, Inc. (a)	600	11,394
Syntel, Inc.	700	21,273
The BISYS Group, Inc. (a)	2,900	34,307
Total System Services, Inc.	600	17,706
Wright Express Corp. (a)	200	6,854
		553,325
Semiconductors & Semiconductor Equipment - 5.0%
Actel Corp. (a)	400	5,564
Advanced Energy Industries, Inc. (a)	2,700	61,182
AMIS Holdings, Inc. (a)	3,000	37,560
Amkor Technology, Inc. (a)	3,200	50,400
Asyst Technologies, Inc. (a)	600	4,338
Atheros Communications, Inc. (a)	2,100	64,764
ATMI, Inc. (a)	1,500	45,000
Axcelis Technologies, Inc. (a)	1,300	8,437
Brooks Automation, Inc. (a)	3,200	58,080
Cabot Microelectronics Corp. (a)	100	3,549
Credence Systems Corp. (a)	600	2,160
Cymer, Inc. (a)	1,600	64,320
Entegris, Inc. (a)	2,900	34,452
Exar Corp. (a)	600	8,040
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Fairchild Semiconductor International, Inc. (a)	1,300	$ 25,116
FEI Co. (a)	1,800	58,428
Hittite Microwave Corp. (a)	500	21,365
Intersil Corp. Class A	100	3,146
Intevac, Inc. (a)	400	8,504
Kulicke & Soffa Industries, Inc. (a)	1,200	12,564
Lam Research Corp. (a)	400	20,560
LTX Corp. (a)	600	3,336
Mattson Technology, Inc. (a)	200	1,940
Micrel, Inc.	5,200	66,144
Microchip Technology, Inc.	100	3,704
MKS Instruments, Inc. (a)	2,400	66,480
Monolithic Power Systems, Inc. (a)	100	1,745
National Semiconductor Corp.	1,200	33,924
Netlogic Microsystems, Inc. (a)	200	6,368
Novellus Systems, Inc. (a)	900	25,533
ON Semiconductor Corp. (a)	2,700	28,944
RF Micro Devices, Inc. (a)	1,900	11,856
Semtech Corp. (a)	1,400	24,262
Silicon Storage Technology, Inc. (a)	1,800	6,714
SiRF Technology Holdings, Inc. (a)	400	8,296
Supertex, Inc. (a)	200	6,268
Teradyne, Inc. (a)	1,400	24,612
Tessera Technologies, Inc. (a)	1,200	48,660
TriQuint Semiconductor, Inc. (a)	900	4,554
Varian Semiconductor Equipment Associates, Inc. (a)	750	30,045
Verigy Ltd.	2,000	57,220
Xilinx, Inc.	700	18,739
Zoran Corp. (a)	1,500	30,060
		1,106,933
Software - 3.8%
Actuate Corp. (a)	1,600	10,864
Advent Software, Inc. (a)	300	9,765
Ansoft Corp. (a)	500	14,745
Aspen Technology, Inc. (a)	3,200	44,800
Blackbaud, Inc.	1,400	30,912
Blackboard, Inc. (a)	100	4,212
BMC Software, Inc. (a)	1,000	30,300
Cadence Design Systems, Inc. (a)	1,500	32,940
Cognos, Inc. (a)	500	19,835
Compuware Corp. (a)	2,700	32,022
Epicor Software Corp. (a)	1,300	19,331
EPIQ Systems, Inc. (a)	750	12,120
Fair Isaac Corp.	800	32,096
FalconStor Software, Inc. (a)	800	8,440
i2 Technologies, Inc. (a)	200	3,728
Jack Henry & Associates, Inc.	1,400	36,050
Magma Design Automation, Inc. (a)	800	11,232
Manhattan Associates, Inc. (a)	900	25,119

	Shares	Value
McAfee, Inc. (a)	1,000	$ 35,200
Mentor Graphics Corp. (a)	3,700	48,729
MICROS Systems, Inc. (a)	500	27,200
MicroStrategy, Inc. Class A (a)	600	56,694
Parametric Technology Corp. (a)	2,200	47,542
Pros Holdings, Inc.	900	11,790
Quality Systems, Inc.	500	18,985
Quest Software, Inc. (a)	1,600	25,904
Radiant Systems, Inc. (a)	200	2,648
Secure Computing Corp. (a)	800	6,072
SPSS, Inc. (a)	600	26,484
Sybase, Inc. (a)	1,000	23,890
Synopsys, Inc. (a)	1,000	26,430
The9 Ltd. sponsored ADR (a)	600	27,756
TIBCO Software, Inc. (a)	8,100	73,305
Tyler Technologies, Inc. (a)	500	6,205
Wind River Systems, Inc. (a)	800	8,800
		852,145
TOTAL INFORMATION TECHNOLOGY		4,201,508
MATERIALS - 7.2%
Chemicals - 3.4%
A. Schulman, Inc.	100	2,433
Albemarle Corp.	600	23,118
Cabot Corp.	500	23,840
Calgon Carbon Corp. (a)	800	9,280
Celanese Corp. Class A	600	23,268
CF Industries Holdings, Inc.	900	53,901
Ferro Corp.	1,700	42,381
H.B. Fuller Co.	1,000	29,890
Hercules, Inc. (a)	2,900	56,985
Innospec, Inc.	100	5,921
International Flavors & Fragrances, Inc.	100	5,214
Koppers Holdings, Inc.	400	13,472
Landec Corp. (a)	400	5,360
LSB Industries, Inc. (a)	200	4,276
Lubrizol Corp.	500	32,275
Lyondell Chemical Co.	900	33,408
Minerals Technologies, Inc.	200	13,390
Nalco Holding Co.	1,000	27,450
NewMarket Corp.	200	9,674
Olin Corp.	800	16,800
OM Group, Inc. (a)	100	5,292
Pioneer Companies, Inc. (a)	300	10,311
PolyOne Corp. (a)	600	4,314
Rockwood Holdings, Inc. (a)	1,200	43,860
Sensient Technologies Corp.	2,400	60,936
Spartech Corp.	1,900	50,445
Stepan Co.	100	3,028
Terra Industries, Inc.	2,000	50,840
Tronox, Inc. Class B	700	9,835
Valhi, Inc.	600	9,780
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Valspar Corp.	700	$ 19,887
W.R. Grace & Co. (a)	2,500	61,225
		762,089
Containers & Packaging - 1.0%
AEP Industries, Inc. (a)	100	4,501
Aptargroup, Inc.	600	21,336
Crown Holdings, Inc. (a)	400	9,988
Greif, Inc. Class A	100	5,961
Myers Industries, Inc.	500	11,055
Owens-Illinois, Inc.	100	3,500
Packaging Corp. of America	700	17,717
Pactiv Corp. (a)	900	28,701
Rock-Tenn Co. Class A	1,900	60,268
Silgan Holdings, Inc.	500	27,640
Sonoco Products Co.	600	25,686
		216,353
Metals & Mining - 2.5%
A.M. Castle & Co.	100	3,591
AK Steel Holding Corp. (a)	200	7,474
Amerigo Resources Ltd.	1,900	4,958
Brush Engineered Materials, Inc. (a)	500	20,995
Century Aluminum Co. (a)	1,300	71,019
Chaparral Steel Co.	500	35,935
Cleveland-Cliffs, Inc.	500	38,835
Compass Minerals International, Inc.	1,400	48,524
Farallon Resources Ltd. (a)	3,700	2,674
Hecla Mining Co.	5,900	50,386
Meridian Gold, Inc. (a)	100	2,758
Metal Management, Inc.	1,400	61,698
Quanex Corp.	1,100	53,570
Schnitzer Steel Industries, Inc. Class A	1,300	62,322
Steel Dynamics, Inc.	600	25,146
Universal Stainless & Alloy Products, Inc. (a)	100	3,523
Worthington Industries, Inc.	2,600	56,290
		549,698
Paper & Forest Products - 0.3%
Bowater, Inc.	1,200	29,940
Buckeye Technologies, Inc. (a)	800	12,376
Mercer International, Inc. (SBI) (a)	400	4,080
Neenah Paper, Inc.	300	12,378
Schweitzer-Mauduit International, Inc.	300	9,300
		68,074
TOTAL MATERIALS		1,596,214
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.9%
Alaska Communication Systems Group, Inc.	700	11,088

	Shares	Value
Atlantic Tele-Network, Inc.	100	$ 2,864
Cbeyond, Inc. (a)	1,300	50,063
CenturyTel, Inc.	700	34,335
Cincinnati Bell, Inc.	13,000	75,140
Citizens Communications Co.	2,000	30,540
Cogent Communications Group, Inc. (a)	2,200	65,714
Consolidated Communications Holdings, Inc.	400	9,040
CT Communications, Inc.	400	12,204
Embarq Corp.	600	38,022
General Communications, Inc. Class A (a)	500	6,405
Golden Telecom, Inc.	100	5,501
Iowa Telecommunication Services, Inc.	500	11,365
NTELOS Holdings Corp.	300	8,292
Paetec Holding Corp. (a)	1,100	12,419
Premiere Global Services, Inc. (a)	2,600	33,852
		406,844
Wireless Telecommunication Services - 0.3%
Cellcom Israel Ltd.	600	15,882
Dobson Communications Corp. Class A (a)	1,100	12,221
InPhonic, Inc. (a)	100	466
Telephone & Data Systems, Inc.	500	31,285
USA Mobility, Inc.	500	13,380
		73,234
TOTAL TELECOMMUNICATION SERVICES		480,078
UTILITIES - 3.4%
Electric Utilities - 0.9%
Allete, Inc.	400	18,820
Central Vermont Public Service Corp.	100	3,768
El Paso Electric Co. (a)	2,200	54,032
Enernoc, Inc.	100	3,813
IDACORP, Inc.	700	22,428
Otter Tail Corp.	500	16,035
Portland General Electric Co.	300	8,232
UIL Holdings Corp.	100	3,310
Unisource Energy Corp.	1,800	59,202
Westar Energy, Inc.	600	14,568
		204,208
Gas Utilities - 1.5%
Atmos Energy Corp.	900	27,054
New Jersey Resources Corp.	1,200	61,224
Nicor, Inc.	700	30,044
Northwest Natural Gas Co.	900	41,571
ONEOK, Inc.	700	35,287
South Jersey Industries, Inc.	600	21,228
Southwest Gas Corp.	1,300	43,953
UGI Corp.	700	19,096
WGL Holdings, Inc.	1,500	48,960
		328,417
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.5%
Black Hills Corp.	1,300	$ 51,675
Canadian Hydro Developers, Inc. (a)	900	5,230
Mirant Corp. (a)	200	8,530
NRG Energy, Inc. (a)	1,000	41,570
		107,005
Multi-Utilities - 0.5%
Avista Corp.	1,900	40,945
CenterPoint Energy, Inc.	1,700	29,580
CH Energy Group, Inc.	100	4,497
DTE Energy Co.	200	9,644
Energy East Corp.	100	2,609
NiSource, Inc.	1,300	26,923
PNM Resources, Inc.	200	5,558
Vectren Corp.	300	8,079
		127,835
TOTAL UTILITIES		767,465
TOTAL COMMON STOCKS - 99.3% (Cost $21,931,013)		22,062,330
NET OTHER ASSETS - 0.7%		160,791
NET ASSETS - 100%		$ 22,223,121
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $21,931,013)		$ 22,062,330
Cash		14,744
Receivable for investments sold		362,719
Receivable for fund shares sold		83
Dividends receivable		18,551
Total assets		22,458,427

Liabilities
Payable for investments purchased	$ 216,669
Payable for fund shares redeemed	9
Accrued management fee	14,891
Other affiliated payables	3,737
Total liabilities		235,306

Net Assets		$ 22,223,121
Net Assets consist of:
Paid in capital		$ 22,094,688
Undistributed net investment income		27,706
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(30,592)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		131,319
Net Assets		$ 22,223,121

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($10,990,824 ÷ 1,091,466 shares)	$ 10.07

Investor Class: Net Asset Value, offering price and redemption price per share ($11,232,297 ÷ 1,115,727 shares)	$ 10.07

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	For the period April 27, 2007 (commencement of operations) to June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 48,760
Interest		16,844
Total income		65,604

Expenses
Management fee	$ 30,335
Transfer agent fees	3,897
Accounting fees and expenses	1,441
Independent trustees' compensation	2,225
Total expenses		37,898
Net investment income (loss)		27,706
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(30,413)
Foreign currency transactions	(179)
Total net realized gain (loss)		(30,592)
Change in net unrealized appreciation (depreciation) on: Investment securities	131,317
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		131,319
Net gain (loss)		100,727
Net increase (decrease) in net assets resulting from operations		$ 128,433

Statement of Changes in Net Assets

For the period April 27, 2007 (commencement of operations) to June 30, 2007 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,706
Net realized gain (loss)	(30,592)
Change in net unrealized appreciation (depreciation)	131,319
Net increase (decrease) in net assets resulting from operations	128,433
Share transactions - net increase (decrease)	22,094,688
Total increase (decrease) in net assets	22,223,121

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $27,706)	$ 22,223,121

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Period ended June 30, 2007 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.06
Total from investment operations	.07
Net asset value, end of period	$ 10.07
Total Return B, C	.70%
Ratios to Average Net Assets F
Expenses before reductions	.95% A
Expenses net of fee waivers, if any	.95%A
Expenses net of all reductions	.95%A
Net investment income (loss)	.82%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,991
Portfolio turnover rate	92%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 27, 2007 (commencement of operations) to June 30, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Period ended June 30, 2007 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.06
Total from investment operations	.07
Net asset value, end of period	$ 10.07
Total Return B, C	.70%
Ratios to Average Net Assets F
Expenses before reductions	1.10% A
Expenses net of fee waivers, if any	1.10%A
Expenses net of all reductions	1.10%A
Net investment income (loss)	.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,232
Portfolio turnover rate	92%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 27, 2007 (commencement of operations) to June 30, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

Fidelity Strategic Advisers Small Cap Portfolio (the Fund) is a fund of Fidelity Rutland Square Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The Fund offers Initial Class shares and Investor Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, if applicable, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 988,085
Unrealized depreciation	(858,989)
Net unrealized appreciation (depreciation)	$ 129,096
Cost for federal income tax purposes	$ 21,933,234

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $25,380,444 and $3,392,919, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of .82% of the Fund's average net assets. In addition, under an expense contract, Strategic Advisers pays certain expenses(excluding interest, taxes, brokerage commissions, and extraordinary expenses), until June 30, 2010, so that total expenses do not exceed .95% and 1.10% of Initial Class' and Investor Class' average net assets, respectively. For the period ended June 30, 2007, the Fund only accrued management fees, accounting fees, Investor Class' transfer agent fees, a portion of Trustees' compensation and a portion of Initial Class' transfer agent fees. The Fund did not accrue custody fees, audit fees, legal fees and other miscellaneous expenses during the period.

Sub-Adviser. OppenheimerFunds, Inc. (Oppenheimer), serves as sub-adviser for the Fund. Oppenheimer provides discretionary investment advisory services to the Fund and is paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .07% and .18% of average net assets for the Initial Class and Investor Class, respectively. Under the expense contract, the Initial Class and Investor Class paid transfer agent fees at an annual rate of .03% and .18%, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Initial Class	554.03
Investor Class	3,343.18
	$ 3,897

* Annualized

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

6. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Six months ended June 30, 2007 A	Six months ended June 30, 2007 A
Initial Class
Shares sold	1,108,458	$ 11,096,690
Shares redeemed	(16,992)	(171,787)
Net increase (decrease)	1,091,466	$ 10,924,903
Investor Class
Shares sold	1,117,143	$ 11,184,167
Shares redeemed	(1,416)	(14,382)
Net increase (decrease)	1,115,727	$ 11,169,785

A For the period April 27, 2007 (commencement of operations) to June 30, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Advisers Small Cap Portfolio

On March 8, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered the range of information that it considered appropriate.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by each fund in its prospectus and other public disclosures, may choose to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic), and the sub-adviser, Oppenheimer, (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objectives and disciplines.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technical research, computer modeling, and the Investment Advisers' approach to managing the funds. The Board considered the sub-adviser's track record in managing similar funds and accounts, particularly those managed by each fund's portfolio managers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by Strategic and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping for the fund. The Board also considered the nature and extent of Strategic's supervision of third-party service providers, principally JPMorgan, custodians and sub-custodians.

The Board noted that the growth of fund assets across the Fidelity complex allows for reinvestment in the development of services designed to enhance the value or convenience of the funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund sponsored by a Fidelity Investments company, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected operating expenses in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also noted that Strategic had contractually agreed to cap expenses for each class of the fund for three years.

Based on its review, the Board concluded that the fund's management fee and total expenses were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts.

Economies of Scale. The Board considered that as the fund is a new fund, it is premature to consider scale economies, and will be until the fund has assets under management.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received additional information regarding similar funds offered by other fund companies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it considered to be material under the circumstances, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Oppenheimer Funds, Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

FILI-SCV-SANN-0807
1.851995.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	August 27, 2007
By:	/s/Kathleen A. Tucker
Kathleen A. Tucker
Chief Financial Officer

Date:	August 27, 2007